Related parties transactions (Details Textual) ¥ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
		Dec. 05, 2017 CNY (¥)	Dec. 05, 2017 USD ($)	Jan. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Disclosure of related party [Line Items]
Cash payments for loan made to related party	[1]							¥ 0	¥ 98,229	¥ 0
Cash loans from related parties	[1]							7,609	99,603	0
Cash held at a related party finance entity	[2]							740,733	61,715
Net deposits(withdrawals) of cash at a related party finance entity	[2]							679,018	(109,998)	81,716
Term deposits held by related party	[2]							204,000	401,000
Cash payments for term deposits placed with related party finance entity	[2]							204,000	1,953,600	1,212,430
Cash receipts of maturity of term deposits placed with related party finance entity	[2]							401,000	1,552,600	1,272,430
Interest income on deposits	[2]							11,464	5,847	2,683
Amount due from related parties								99,603
Proceeds from expenses paid by related party on behalf of entity	[3]							4,612	3,836	3,356
Repayment of expenses paid by a related party on behalf of the Group	[3]							4,124	4,536	1,782
Property, plant and equipment								679,081	720,619
Payments of leasehold improvement to related party	[3],[4]							24,280	29,406	22,661
Cash Payments For Purchase Of Healthy Food From Related Parties	[5]							38,323	48,298	48,517
Service fee paid to a related party	[6]							6,884	0	0
Revenue from sale of goods, related party transactions								148	0	0
Proceeds from contributions of former shareholder								¥ 11,000	0	0
Proportion of ownership interests held by non-controlling interests								44.00%
Consideration percentage on contributed capital				56.00%
Haibo Logistics [Member]
Disclosure of related party [Line Items]
Proceeds from contributions of former shareholder					¥ 5,000
Haibo Logistics [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Proportion of ownership interests held by non-controlling interests				44.00%
Haibo Logistics [Member] | Ningbo Haoliang [Member]
Disclosure of related party [Line Items]
Percentage of voting equity interests acquired				56.00%
Consideration paid (received)				¥ 2,800
Ming Kang Hui [Member]
Disclosure of related party [Line Items]
Amount due to related parties								¥ 5,386	6,876	30,005
Revenue from sale of goods, related party transactions								4,556	3,766	1,962
Zhuji Hai Liang Preschool Education Investment Co Ltd [Member]
Disclosure of related party [Line Items]
Repayment of expenses paid by a related party on behalf of the Group								4,422
Cash payments on behalf of related parties								4,259
Hailiang international kindergarten [Member]
Disclosure of related party [Line Items]
Repayment of expenses paid by a related party on behalf of the Group								3,135
Cash payments on behalf of related parties								2,764
Hailiang Education Investment Group Co Ltd [Member]
Disclosure of related party [Line Items]
Amount due to related parties								739
Cash payments for rental fees								15,956	27,300	25,783
Amount due from related parties									14,270
Repayment of expenses paid by a related party on behalf of the Group								1,014
Cash payments on behalf of related parties								1,016
Cash Receivable For Rental Fees									10,000
Zhuji Hailiang Hospital [Member]
Disclosure of related party [Line Items]
Repayment of expenses paid by a related party on behalf of the Group								163
Cash payments on behalf of related parties								1,181
Management Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions	[7]							12,275	0	0
Hangzhou Mingxin Information Service Fee [Member]
Disclosure of related party [Line Items]
Service fee paid to a related party								6,884
Tianma Experimental School [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party								1,683
Hailiang Kindergarten [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party								3,285
Chuzhou School [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party								381
Hong Kong Leonit Limited [Member]
Disclosure of related party [Line Items]
Cash payments for loan made to related party						¥ 98,229	$ 14,500	98,229
Cash loans from related parties		¥ 7,609	$ 1,150			¥ 99,603
Hailiang Hospital [Member]
Disclosure of related party [Line Items]
Cash payments on behalf of related parties										11,567
Heng Zhong Da Construction Co Ltd [Member]
Disclosure of related party [Line Items]
Amount due to related parties								19,508
Contract liabilities								23,174	34,626	19,680
Property, plant and equipment								352,287
Additions other than through business combinations, property, plant and equipment								29,098	37,231	285,958
Payments of leasehold improvement to related party								24,280	29,406	22,661
Hailiang Finance [Member]
Disclosure of related party [Line Items]
Net deposits(withdrawals) of cash at a related party finance entity								679,018	109,998	81,716
Term deposits held by related party								204,000	401,000
Cash payments for term deposits placed with related party finance entity								204,000	1,953,600	1,212,430
Cash receipts of maturity of term deposits placed with related party finance entity								¥ 401,000	¥ 1,552,600	¥ 1,272,430
Haibo Education [Member]
Disclosure of related party [Line Items]
Proceeds from contributions of former shareholder					¥ 6,000
Haibo Education [Member] | Ningbo Haoliang [Member]
Disclosure of related party [Line Items]
Percentage of voting equity interests acquired				56.00%
Consideration paid (received)				¥ 3,360

[1]	On October 31, 2016, the Company provided a one-year-period loan to Hong Kong Leonit Limited (“Leonit”) amounting to USD14,500, approximately RMB98,229 (“USD Loan”). On the same date, Hailiang Consulting made a one-year-period loan from Hailiang Group Co., Ltd amounting to RMB99,603 with interest free (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due October 30, 2018. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018. Through an understanding among the aforementioned parties, the USD Loans are “secured” by the RMB Loan. It is the understanding among the parties that when the USD Loan is repaid, the RMB Loan will similarly be repaid. On December 5, 2017, the Company made a one-year-period loan from Leonit amounting to USD1,150, approximately RMB7,609, for the need of US Dollars. The loan of RMB98,229 made to Leonit and loan of RMB7,609 made from Leonit were recognized in “Amount due from related parties”, and the loan of RMB99,603 made from Hailiang Group was recognized in “Amount due to related parties” as of June 30, 2018.
[2]	As at June 30, 2017 and 2018, the Group has cash in a related party finance entity of RMB61,715 and RMB740,733, respectively. During the years ended June 30, 2016 and 2018, net amount of RMB81,716 and RMB679,018 were placed with Hailiang Finance, respectively. During the year ended June 30, 2017, net amount of RMB109,998 were withdrawn from Hailiang Finance. The cash in a related party finance entity are held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time. As at June 30, 2017 and 2018, the Group has term deposits with maturities ranging from three months to less than one year amounting to RMB401,000 and RMB204,000 that are placed at Hailiang Finance, respectively. During the years ended June 30, 2016, 2017 and 2018, term deposits of RMB1,212,430, RMB1,953,600 and RMB204,000 was placed with Hailiang Finance, of which RMB1,272,430, RMB1,552,600 and RMB401,000 matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows. The interest income from the deposits during the years ended June 30, 2016, 2017 and 2018 amounted to RMB2,683, RMB5,847 and RMB11,464, respectively.
[3]	During the years ended June 30, 2016, 2017 and 2018, Hailiang Group paid professional service fees and other expenses of RMB3,356, RMB3,836 and RMB4,612 on behalf of the Group, respectively. Such amount is due and payable on demand, and the Group repaid RMB1,782, RMB4,536 and RMB4,124 to Hailiang Group during the years ended June 30, 2016, 2017 and 2018, respectively. As of June 30, 2016, the Group paid RMB11,567 on behalf of Hailiang Hospital for leasehold improvement, the balance has been fully returned to the Group on September 21, 2016. During the year ended June 30, 2018, the Group paid expenses of RMB4,259, RMB2,764, RMB1,016 and RMB1,181 on behalf of Hailiang Preschool, Hailiang Kindergarten, Hailiang Investment, Hailiang Hospital, respectively. Such amounts are receivable on demand, and the related parties aforementioned repaid RMB4,422, RMB3,135, RMB1,014 and RMB163 during the year ended June 30, 2018, respectively. The unpaid expenses due to related parties and the uncollected amount due from related parties was included in “Amount due to related parties” and “Amount due from related parties” as of June 30, 2016, 2017 and 2018, respectively.
[4]	The Group entered into a series of leasehold improvement contracts with Heng Zhong Da for the leasehold improvement of classroom buildings, dining halls, student dormitories and amount of the contracts was RMB19,680, RMB34,626 and RMB23,174 for the years ended June 30, 2016, 2017 and 2018, respectively. As of June 30, 2018, Heng Zhong Da has provided service and improvement of RMB352,287 (RMB285,958, RMB37,231 and RMB29,098 in fiscal year 2016, 2017 and 2018), which was recorded in “Property and Equipment”. The Group has paid RMB22,661, RMB29,406 and RMB24,280 to Heng Zhong Da during the years ended June 30, 2016, 2017 and 2018, respectively. The accumulate payment included the payment of RMB11,567 on behalf of Hailiang Hospital (see Note 19 (a)(iv)) in the 2016 fiscal year. The unpaid balance of RMB19,508 as of June 30, 2018 was recognized in “Amount due to related parties”.
[5]	The Group purchased healthy food products from Ming Kang Hui Health Food Group Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies owned by Hailiang Group, amounting to RMB48,517, RMB48,298 and RMB38,323 during the years ended June 30, 2016, 2017 and 2018, respectively. The amount due to Ming Kang Hui was RMB30,005, RMB6,876 and RMB5,386 as of June 30, 2016, 2017 and 2018, respectively.
[6]	The Group paid information service fee to Hangzhou Mingxin Information Technology Co., Ltd., a related party controlled by Hailiang Group, amounting to RMB6,884 during the year ended June 30, 2018.
[7]	Pursuant to the strategic cooperation agreement signed with Hailiang Group and Hailiang Investment, the Group provided management services to schools acquired by Hailiang Investment, including Hubei Xiantao No.1 Middle School, Zhejiang Xinchang Nanrui Experimental School and 14 schools sponsored or operated by Nanchang Baishu Technology Co., Ltd., which is controlled by Hailiang Investment. Service fees of RMB12,275 was charged from the abovementioned schools during the year ended June 30, 2018.